SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RECENTLY ISSUED ACCOUNTING STANDARDS (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Previously Reported [Member]	Dec. 31, 2010 Previously Reported [Member]	Dec. 31, 2009 Previously Reported [Member]	Jan. 01, 2010 Previously Reported [Member]	Dec. 31, 2011 Adjustments for New Accounting Pronouncement [Member]	Dec. 31, 2010 Adjustments for New Accounting Pronouncement [Member]	Dec. 31, 2009 Adjustments for New Accounting Pronouncement [Member]	Jan. 01, 2010 Adjustments for New Accounting Pronouncement [Member]	Dec. 31, 2011 Actual [Member]	Dec. 31, 2010 Actual [Member]	Dec. 31, 2009 Actual [Member]	Jan. 01, 2010 Actual [Member]	Dec. 31, 2008 Actual [Member]	Dec. 31, 2009 Convertible Subordinated, 3.5 Percent Debentures [Member]	Oct. 31, 2009 Convertible Subordinated, 3.5 Percent Debentures [Member]
Balance Sheet Related Disclosures [Abstract]
Deferred acquisition costs	$ 797.1				$ 999.6				$ 797.1	$ 999.6			$ 1,418.1	$ 1,764.2			$ (621.0)	$ (764.6)			$ 797.1	$ 999.6
Income tax assets, net	865.4				1,127.0				865.4	1,127.0			630.5	839.4			234.9	287.6			865.4	1,127.0
Other assets	292.2				277.4				292.2	277.4			316.9	305.1		278.8	(24.7)	(27.7)		14.2	292.2	277.4		293.0
Total assets	32,921.9				31,394.9				32,921.9	31,394.9			33,332.7	31,899.6		29,860.4	(410.8)	(504.7)		275.1	32,921.9	31,394.9		30,135.5
Other liabilities	556.3				505.3				556.3	505.3			548.3	496.3		620.8	8.0	9.0		8.8	556.3	505.3		629.6
Borrowings related to variable interest entities	519.9				386.9				519.9	386.9						229.1				282.2				511.3
Total liabilities	28,308.1				27,583.3				28,308.1	27,583.3			28,300.1	27,574.3		26,821.8	8.0	9.0		291.0	28,308.1	27,583.3		27,112.8
Accumulated other comprehensive income	781.6				252.7				781.6	252.7			625.5	238.3		(274.0)	156.1	14.4		(6.2)	781.6	252.7		(280.2)
Retained earnings (accumulated deficit)	(532.1)				(867.8)				(532.1)	(867.8)			42.8	(339.7)		(1,098.7)	(574.9)	(528.1)		(9.7)	(532.1)	(867.8)		(1,108.4)
Total shareholders' equity	4,613.8				3,811.6				4,613.8	3,811.6	3,038.6	1,630.0	5,032.6	4,325.3		3,038.6	(418.8)	(513.7)		(15.9)	4,613.8	3,811.6		3,022.7	1,188.0
Total liabilities and shareholders' equity	32,921.9				31,394.9				32,921.9	31,394.9			33,332.7	31,899.6		29,860.4	(410.8)	(504.7)		275.1	32,921.9	31,394.9		30,135.5
Income Statement Related Disclosures [Abstract]
Amortization									297.4	325.0	345.3		432.4	443.8	432.7		(135.0)	(118.8)	(87.4)		297.4	325.0	345.3
Other operating costs and expenses									704.5	690.3	717.5		496.5	502.9	528.3		208.0	187.4	189.2		704.5	690.3	717.5
Total benefits and expenses									3,818.4	3,859.0	4,269.6		3,745.4	3,790.4	4,167.8		73.0	68.6	101.8		3,818.4	3,859.0	4,269.6
Income before income taxes	102.3	61.7	71.8	70.4	101.8	60.4	31.6	31.1	306.2	224.9	71.8		379.2	293.5	173.6		(73.0)	(68.6)	(101.8)		306.2	224.9	71.8
Tax expense on period income									113.5	79.3	23.6		139.7	103.9	60.1		(26.2)	(24.6)	(36.5)		113.5	79.3	23.6
Net income	64.4	179.5	46.4	45.4	162.1	38.6	20.1	19.8	335.7	240.6	20.4		382.5	284.6	85.7		(46.8)	(44.0)	(65.3)		335.7	240.6	20.4
Earnings per common share, Net income, Basic	$ 0.27	$ 0.73	$ 0.18	$ 0.18	$ 0.65	$ 0.15	$ 0.08	$ 0.08	$ 1.35	$ 0.96	$ 0.11		$ 1.54	$ 1.13	$ 0.45		$ (0.19)	$ (0.17)	$ (0.34)		$ 1.35	$ 0.96	$ 0.11
Earnings per common share, Net income, Diluted	$ 0.23	$ 0.61	$ 0.16	$ 0.16	$ 0.54	$ 0.14	$ 0.08	$ 0.08	$ 1.15	$ 0.84	$ 0.11		$ 1.31	$ 0.99	$ 0.45		$ (0.16)	$ (0.15)	$ (0.34)		$ 1.15	$ 0.84	$ 0.11
Supplemental Cash Flow Information [Abstract]
Deferrable policy acquisition costs									216.7	225.2	217.1		(428.7)	(418.2)	(407.5)		212.0	193.0	190.4		(216.7)	(225.2)	(217.1)
Other operating costs									684.3	637.8	686.2		(472.3)	(444.8)	(495.8)		(212.0)	(193.0)	(190.4)		(684.3)	(637.8)	(686.2)
Cash flows used by operating activities									774.8	734.0	611.7		774.8	734.0	611.7		0	0	0		774.8	734.0	611.7
Balance Sheet Related Disclosures, Other [Abstract]
Total investments	26,364.3				23,782.0				26,364.3	23,782.0						21,530.2				247.6				21,777.8
Cash and cash equivalents held by variable interest entities	74.4				26.8				74.4	26.8						3.4				3.8				7.2
Accrued investment income	288.7				327.8				288.7	327.8						309.0				0.9				309.9
Income tax assets, net	865.4				1,127.0				865.4	1,127.0						1,400.4				8.6				1,409.0
Other Related Disclosure for Adopted Accounting Standards [Abstract]
Net decrease to accumulated deficit											4.9
Increased effective interest rate (percent)																											7.40%
Recognition of discount to notes																											45.0
Interest Expense [Abstract]
Contractual interest expense																										9.4
Amortization of discount																										9.4
Amortization of debt issue costs																										1.1
Total interest expense																										$ 19.9